Business combinations - Narrative, MedPass Group Acquisition (Details) - Medpass Group Limited - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Jan. 22, 2020
Business Acquisition [Line Items]
Percentage of share capital acquired			100.00%
Accounts receivable adjustment		$ 0.2
Unearned revenue adjustment		0.8
Operating right-to-use assets fair value adjustment		0.8
Other liabilities adjustment		0.8
Operating current lease liabilities fair value adjustment		0.1
Operating non-current lease liabilities fair value adjustment		0.7
Operating non-current deferred tax liability fair value adjustment		$ 0.6
Revenue of acquiree since acquisition date	$ 13.2
Net income of acquiree since acquisition date	$ 2.5